Accumulated Other Comprehensive Income	6 Months Ended
Sep. 30, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME
The following table presents the changes in Accumulated other comprehensive income (“Accumulated OCI”), net of tax and net of noncontrolling interests, for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025
	(in millions)
Accumulated other comprehensive income, net of taxes:
Net unrealized losses on investment securities:
Balance at beginning of period	¥(826,271)	¥(883,061)
Net change during the period	41,091	31,954
Balance at end of period	¥(785,180)	¥(851,107)
Net debt valuation adjustments:
Balance at beginning of period	¥(41,382)	¥(30,121)
Net change during the period	3,051	(24,959)
Balance at end of period	¥(38,331)	¥(55,080)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥63	¥(1,199)
Net change during the period	178	(621)
Balance at end of period	¥241	¥(1,820)
Defined benefit plans:
Balance at beginning of period	¥389,392	¥461,286
Net change during the period	(23,831)	32,968
Balance at end of period	¥365,561	¥494,254
Foreign currency translation adjustments:
Balance at beginning of period	¥2,715,823	¥3,014,285
Net change during the period	222,763	(211,057)
Balance at end of period	¥2,938,586	¥2,803,228
Balance at end of period	¥2,480,877	¥2,389,475
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024			2025
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥58,792	¥13,182	¥71,974	¥(106,055)	¥27,573	¥(78,482)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	10,142	(3,467)	6,675	82,983	(26,602)	56,381
Net change	68,934	9,715	78,649	(23,072)	971	(22,101)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			37,558			(54,055)
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			41,091			31,954
Net debt valuation adjustments:
Net debt valuation adjustments	3,950	(1,210)	2,740	(36,755)	11,593	(25,162)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	448	(137)	311	297	(94)	203
Net change	4,398	(1,347)	3,051	(36,458)	11,499	(24,959)
Net debt valuation adjustments attributable to noncontrolling interests			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			3,051			(24,959)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized losses on derivatives qualifying for cash flow hedges	(8,998)	1,796	(7,202)	(4,318)	873	(3,445)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	9,292	(1,858)	7,434	3,292	(658)	2,634
Net change	294	(62)	232	(1,026)	215	(811)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			54			(190)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			178			(621)
Defined benefit plans:
Defined benefit plans	(16,030)	3,867	(12,163)	70,529	(22,408)	48,121
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(17,210)	5,274	(11,936)	(22,339)	7,111	(15,228)
Net change	(33,240)	9,141	(24,099)	48,190	(15,297)	32,893
Defined benefit plans attributable to noncontrolling interests			(268)			(75)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(23,831)			32,968
Foreign currency translation adjustments:
Foreign currency translation adjustments	219,251	71,910	291,161	(244,651)	16,879	(227,772)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(6,824)	2,181	(4,643)	(5,417)	1,510	(3,907)
Net change	212,427	74,091	286,518	(250,068)	18,389	(231,679)
Foreign currency translation adjustments attributable to noncontrolling interests			63,755			(20,622)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			222,763			(211,057)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥243,252			¥(171,715)
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2024 and 2025:

	Six months ended September 30,
	2024	2025
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥(2,687)	¥82,656	Investment securities gains (losses)—net
Impairment losses on investment securities	12,798	—	Investment securities gains (losses)—net
Other	31	327
	10,142	82,983	Total before tax
	(3,467)	(26,602)	Income tax expense
	¥6,675	¥56,381	Net of tax
Net debt valuation adjustments	¥448	¥297	Equity in earnings of equity method investees—net
	448	297	Total before tax
	(137)	(94)	Income tax expense
	¥311	¥203	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Foreign exchange contracts	¥9,292	¥3,292	Interest expense on Long-term debt or Foreign exchange gains (losses)—net
	9,292	3,292	Total before tax
	(1,858)	(658)	Income tax expense
	¥7,434	¥2,634	Net of tax
Defined benefit plans
Net actuarial gain(1)	¥(8,665)	¥(13,313)	Other non-interest expenses
Prior service cost(1)	(996)	(369)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(7,549)	(8,657)	Other non-interest expenses
	(17,210)	(22,339)	Total before tax
	5,274	7,111	Income tax expense
	¥(11,936)	¥(15,228)	Net of tax
Foreign currency translation adjustments	¥(6,824)	¥(5,417)	Other non-interest income
	(6,824)	(5,417)	Total before tax
	2,181	1,510	Income tax expense
	¥(4,643)	¥(3,907)	Net of tax
Total reclassifications for the period	¥(4,152)	¥58,816	Total before tax
	1,993	(18,733)	Income tax expense
	¥(2,159)	¥40,083	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 8 for more information.